Turnover and segment information - Summary of Geographical Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Turnover by location of customer
Non-current assets	£ 33,973	£ 32,746
UK
Turnover by location of customer
Non-current assets	8,466	7,803
US
Turnover by location of customer
Non-current assets	14,522	13,977
Belgium
Turnover by location of customer
Non-current assets	5,453	5,378
Rest of World
Turnover by location of customer
Non-current assets	£ 5,532	£ 5,588